Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2015
Registrant Name	UBS INVESTMENT TRUST
Central Index Key	0000873803
Amendment Flag	false
Document Creation Date	Dec. 22, 2015
Document Effective Date	Dec. 29, 2015
Prospectus Date	Dec. 29, 2015
UBS U.S. Allocation Fund | Class A
Prospectus:
Trading Symbol	PWTAX
UBS U.S. Allocation Fund | Class C
Prospectus:
Trading Symbol	KPAAX
UBS U.S. Allocation Fund | Class P
Prospectus:
Trading Symbol	PWTYX